SHAREHOLDERS’ EQUITY (Details Narrative) - shares	Jun. 30, 2025	May 05, 2025	Dec. 31, 2024	Feb. 16, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized	100,000,000		100,000,000	100,000,000
Common stock, shares issued	89,687,500		89,687,500
Common stock, shares outstanding	89,687,500		89,687,500
Sale And Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares issued		75,000,000
New Century International Homes Pte Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ownership percentage		100.00%
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized				1